Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Sep. 30, 2014	Dec. 31, 2013
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	61,571,141	61,587,257
Ordinary shares, shares outstanding	61,571,141	61,587,257